Quarterly Holdings Report
for
Fidelity® MSCI Information Technology Index ETF
October 31, 2020
T07-QTLY-1220
1.9584815.106

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 2.7%
Communications Equipment – 2.7%
Acacia Communications, Inc. (a)	18,644	$ 1,262,945
ADTRAN, Inc.	23,154	247,516
Arista Networks, Inc. (a)	28,287	5,909,154
Calix, Inc. (a)	25,423	595,152
Casa Systems, Inc. (a)	14,527	60,578
Ciena Corp. (a)	76,472	3,012,232
Cisco Systems, Inc.	2,101,684	75,450,456
CommScope Holding Co., Inc. (a)	97,784	870,278
Comtech Telecommunications Corp.	10,459	150,610
EchoStar Corp. Class A (a)	23,697	548,823
Extreme Networks, Inc. (a)	63,241	256,759
F5 Networks, Inc. (a)	30,279	4,025,290
Harmonic, Inc. (a)	46,346	275,295
Infinera Corp. (a)	82,924	519,104
Inseego Corp. (a)	30,998	269,683
InterDigital, Inc.	15,299	856,438
Juniper Networks, Inc.	164,640	3,246,701
Lumentum Holdings, Inc. (a)	37,199	3,075,985
Motorola Solutions, Inc.	84,652	13,380,095
NETGEAR, Inc. (a)	15,355	473,241
Netscout Systems, Inc. (a)	36,397	746,866
Plantronics, Inc.	16,989	331,625
Ribbon Communications, Inc. (a)	36,679	158,087
ViaSat, Inc. (a)	23,216	787,022
Viavi Solutions, Inc. (a)	115,352	1,424,597
TOTAL COMMUNICATIONS EQUIPMENT		117,934,532
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.0%
Electronic Components – 0.9%
Amphenol Corp. Class A	147,474	16,640,966
Belden, Inc.	22,830	704,990
Corning, Inc.	378,767	12,109,181
Dolby Laboratories, Inc. Class A	31,969	2,400,233
II-VI, Inc. (a)	49,898	2,268,862
Knowles Corp. (a)	45,320	645,810
Littelfuse, Inc.	12,121	2,399,231
Rogers Corp. (a)	9,280	1,124,922
Vishay Intertechnology, Inc.	64,664	1,048,850
		39,343,045
Electronic Equipment & Instruments – 1.0%
Badger Meter, Inc.	14,543	1,066,584
Cognex Corp.	85,873	5,659,031
Coherent, Inc. (a)	12,026	1,504,934
FARO Technologies, Inc. (a)	8,622	519,389
Fitbit, Inc. Class A (a)	114,199	803,961
FLIR Systems, Inc.	65,042	2,256,307
Itron, Inc. (a)	18,912	1,285,070
Keysight Technologies, Inc. (a)	92,951	9,747,771
MTS Systems Corp.	9,626	233,719
Napco Security Technologies, Inc. (a)	6,016	145,106

	Shares	Value

National Instruments Corp.	61,881	$ 1,935,638
nLight, Inc. (a)	16,938	359,763
Novanta, Inc. (a)	17,515	1,904,231
OSI Systems, Inc. (a)	8,566	660,952
Trimble, Inc. (a)	124,115	5,973,655
Vishay Precision Group, Inc. (a)	5,150	123,033
Vontier Corp. (a)	62,758	1,803,665
Zebra Technologies Corp. Class A (a)	26,459	7,504,831
		43,487,640
Electronic Manufacturing Services – 0.7%
Benchmark Electronics, Inc.	17,987	374,669
CTS Corp.	15,214	420,515
Fabrinet (a)	18,604	1,116,612
Flex Ltd. (a)	247,688	3,504,785
IPG Photonics Corp. (a)	18,454	3,431,706
Jabil, Inc.	68,174	2,259,286
Kimball Electronics, Inc. (a)	12,939	156,821
Methode Electronics, Inc.	18,925	582,322
Plexus Corp. (a)	14,452	1,004,992
Sanmina Corp. (a)	34,993	855,229
TE Connectivity Ltd.	164,407	15,927,750
TTM Technologies, Inc. (a)	48,210	572,253
		30,206,940
Technology Distributors – 0.4%
Arrow Electronics, Inc. (a)	39,208	3,053,911
Avnet, Inc.	49,269	1,215,466
CDW Corp.	70,745	8,673,337
ePlus, Inc. (a)	6,991	471,963
Insight Enterprises, Inc. (a)	17,344	925,302
PC Connection, Inc.	5,722	260,637
ScanSource, Inc. (a)	13,335	268,034
SYNNEX Corp.	21,864	2,878,177
		17,746,827
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		130,784,452
IT SERVICES – 19.3%
Data Processing & Outsourced Services – 13.7%
Alliance Data Systems Corp.	22,271	1,147,847
Automatic Data Processing, Inc.	213,872	33,783,221
Black Knight, Inc. (a)	74,508	6,552,979
Broadridge Financial Solutions, Inc.	57,178	7,867,693
Cardtronics PLC Class A (a)	17,826	317,481
Cass Information Systems, Inc.	6,152	241,281
Conduent, Inc. (a)	89,313	311,256
CSG Systems International, Inc.	16,224	614,565
Euronet Worldwide, Inc. (a)	26,001	2,309,929
EVERTEC, Inc.	31,024	1,032,479
Evo Payments, Inc. Class A (a)	20,649	435,074
ExlService Holdings, Inc. (a)	17,120	1,296,669
Fidelity National Information Services, Inc.	307,533	38,315,537

2

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
Fiserv, Inc. (a)	283,215	$ 27,038,536
FleetCor Technologies, Inc. (a)	41,767	9,226,748
Global Payments, Inc.	148,883	23,484,804
International Money Express, Inc. (a)	11,357	157,976
Jack Henry & Associates, Inc.	38,206	5,664,040
Mastercard, Inc. Class A	444,869	128,406,988
MAXIMUS, Inc.	30,566	2,065,650
NIC, Inc.	32,467	727,910
Paychex, Inc.	160,654	13,213,792
PayPal Holdings, Inc. (a)	555,225	103,344,029
Paysign, Inc. (a)	14,258	67,868
Repay Holding Corp. (a)	33,881	763,339
Sabre Corp.	154,922	1,010,091
Square, Inc. Class A (a)	180,609	27,972,722
Sykes Enterprises, Inc. (a)	19,284	660,284
The Western Union Co.	205,802	4,000,791
TTEC Holdings, Inc.	9,264	507,482
Verra Mobility Corp. (a)	63,436	609,620
Visa, Inc. Class A	839,772	152,594,970
WEX, Inc. (a)	21,549	2,727,026
		598,470,677
Internet Services & Infrastructure – 1.5%
Akamai Technologies, Inc. (a)	80,702	7,676,374
Endurance International Group Holdings, Inc. (a)	40,356	234,468
Fastly, Inc. Class A (a)	35,310	2,242,538
GoDaddy, Inc. Class A (a)	82,402	5,829,118
GTT Communications, Inc. (a)	14,633	53,996
Limelight Networks, Inc. (a)	61,319	216,456
MongoDB, Inc. (a)	23,917	5,464,317
Okta, Inc. (a)	57,857	12,140,134
Snowflake, Inc. Class A (a)	14,422	3,605,788
Switch, Inc. Class A	33,360	469,042
Tucows, Inc. Class A (a)	4,670	344,599
Twilio, Inc. Class A (a)	60,926	16,996,526
VeriSign, Inc. (a)	51,825	9,883,028
		65,156,384
IT Consulting & Other Services – 4.1%
Accenture PLC Class A	317,083	68,778,473
Booz Allen Hamilton Holding Corp.	68,758	5,397,503
CACI International, Inc. Class A (a)	12,451	2,596,407
Cognizant Technology Solutions Corp. Class A	269,461	19,244,905
DXC Technology Co.	126,645	2,332,801
EPAM Systems, Inc. (a)	27,715	8,562,549
Gartner, Inc. (a)	44,372	5,329,077
International Business Machines Corp.	441,953	49,348,472
KBR, Inc.	71,125	1,585,376
Leidos Holdings, Inc.	67,423	5,596,109
LiveRamp Holdings, Inc. (a)	32,564	2,152,155

	Shares	Value

ManTech International Corp. Class A	13,681	$ 887,623
Perficient, Inc. (a)	16,901	661,843
Perspecta, Inc.	72,118	1,293,076
Science Applications International Corp.	26,194	2,000,436
The Hackett Group, Inc.	12,503	161,539
Unisys Corp. (a)	29,254	384,398
Virtusa Corp. (a)	14,253	716,926
		177,029,668
TOTAL IT SERVICES		840,656,729
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 17.9%
Semiconductor Equipment – 2.4%
ACM Research, Inc. Class A (a)	5,670	398,998
Advanced Energy Industries, Inc. (a)	18,859	1,272,417
Amkor Technology, Inc. (a)	55,578	658,599
Applied Materials, Inc.	456,185	27,019,838
Axcelis Technologies, Inc. (a)	15,648	345,351
Brooks Automation, Inc.	36,318	1,696,051
CMC Materials, Inc.	14,632	2,080,524
Cohu, Inc.	21,352	463,979
Enphase Energy, Inc. (a)	46,792	4,589,827
Entegris, Inc.	67,243	5,027,759
FormFactor, Inc. (a)	37,961	1,076,194
Ichor Holdings Ltd. (a)	10,971	255,185
KLA Corp.	77,273	15,236,690
Kulicke & Soffa Industries, Inc.	31,420	821,319
Lam Research Corp.	72,255	24,716,990
MKS Instruments, Inc.	27,153	2,943,114
Onto Innovation, Inc. (a)	24,004	769,808
PDF Solutions, Inc. (a)	14,150	265,171
Photronics, Inc. (a)	32,889	320,668
SolarEdge Technologies, Inc. (a)	24,721	6,370,355
Teradyne, Inc.	82,629	7,258,958
Ultra Clean Holdings, Inc. (a)	20,325	432,719
Veeco Instruments, Inc. (a)	23,546	299,741
		104,320,255
Semiconductors – 15.5%
Advanced Micro Devices, Inc. (a)	582,968	43,891,661
Ambarella, Inc. (a)	16,697	912,825
Analog Devices, Inc.	183,614	21,763,767
Broadcom, Inc.	198,997	69,575,321
CEVA, Inc. (a)	10,544	425,134
Cirrus Logic, Inc. (a)	29,037	1,999,778
Cree, Inc. (a)	53,836	3,423,970
Diodes, Inc. (a)	21,544	1,245,890
DSP Group, Inc. (a)	11,105	146,253
First Solar, Inc. (a)	39,681	3,454,033
Impinj, Inc. (a)	8,265	210,840
Inphi Corp. (a)	24,008	3,355,358
Intel Corp.	2,107,508	93,320,454
Lattice Semiconductor Corp. (a)	66,916	2,335,368
3

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
MACOM Technology Solutions Holdings, Inc. (a)	22,609	$ 825,228
MagnaChip Semiconductor Corp. (a)	15,614	213,756
Marvell Technology Group Ltd.	331,610	12,438,691
Maxim Integrated Products, Inc.	132,894	9,256,067
MaxLinear, Inc. Class A (a)	34,525	912,841
Microchip Technology, Inc.	122,240	12,844,979
Micron Technology, Inc. (a)	553,338	27,855,035
Monolithic Power Systems, Inc.	21,108	6,746,117
NeoPhotonics Corp. (a)	23,063	157,059
NVE Corp.	2,277	105,038
NVIDIA Corp.	306,119	153,475,822
NXP Semiconductors N.V.	139,091	18,793,976
ON Semiconductor Corp. (a)	204,781	5,137,955
Power Integrations, Inc.	30,044	1,808,949
Qorvo, Inc. (a)	57,183	7,282,827
QUALCOMM, Inc.	559,947	69,075,062
Rambus, Inc. (a)	54,816	755,913
Semtech Corp. (a)	32,608	1,789,853
Silicon Laboratories, Inc. (a)	21,560	2,209,038
Skyworks Solutions, Inc.	83,160	11,749,676
SMART Global Holdings, Inc. (a)	6,583	173,725
SunPower Corp. (a)	45,319	724,651
Synaptics, Inc. (a)	16,996	1,303,083
Texas Instruments, Inc.	456,826	66,052,471
Universal Display Corp.	21,073	4,178,987
Xilinx, Inc.	121,214	14,386,890
		676,314,341
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		780,634,596
SOFTWARE – 34.4%
Application Software – 14.0%
2U, Inc. (a)	35,379	1,303,716
8x8, Inc. (a)	50,029	864,501
ACI Worldwide, Inc. (a)	57,224	1,669,224
Adobe, Inc. (a)	239,819	107,223,075
Agilysys, Inc. (a)	9,634	260,889
Alarm.com Holdings, Inc. (a)	21,865	1,275,385
Altair Engineering, Inc. Class A (a)	19,154	824,197
Alteryx, Inc. Class A (a)	26,389	3,307,861
American Software, Inc. Class A	14,673	215,400
Anaplan, Inc. (a)	54,589	3,021,501
ANSYS, Inc. (a)	42,606	12,967,988
Appfolio, Inc. Class A (a)	7,403	1,057,667
Aspen Technology, Inc. (a)	33,832	3,715,092
Autodesk, Inc. (a)	109,242	25,730,861
Avalara, Inc. (a)	39,420	5,875,551
Avaya Holdings Corp. (a)	41,316	710,635
Benefitfocus, Inc. (a)	12,482	128,190

	Shares	Value

Bill.com Holdings, Inc. (a)	24,923	$ 2,492,300
Blackbaud, Inc.	24,414	1,204,587
Blackline, Inc. (a)	23,554	2,300,755
Bottomline Technologies DE, Inc. (a)	21,950	871,854
Box, Inc. Class A (a)	76,869	1,191,469
Cadence Design Systems, Inc. (a)	138,969	15,199,039
CDK Global, Inc.	60,525	2,608,627
Cerence, Inc. (a)	18,060	985,715
Ceridian HCM Holding, Inc. (a)	57,688	4,973,859
ChannelAdvisor Corp. (a)	14,364	232,697
Citrix Systems, Inc.	58,437	6,619,159
Cloudera, Inc. (a)	103,882	1,009,733
Cornerstone OnDemand, Inc. (a)	27,279	1,036,329
Coupa Software, Inc. (a)	33,242	8,898,883
Datadog, Inc. Class A (a)	65,662	5,958,826
Digital Turbine, Inc. (a)	39,096	1,120,491
DocuSign, Inc. (a)	86,683	17,531,637
Domo, Inc. Class B (a)	10,415	330,884
Dropbox, Inc. Class A (a)	124,464	2,272,713
Dynatrace, Inc. (a)	90,747	3,204,277
Ebix, Inc.	12,264	221,488
Elastic N.V. (a)	26,426	2,679,861
Envestnet, Inc. (a)	26,465	2,030,924
Everbridge, Inc. (a)	17,052	1,785,174
Fair Isaac Corp. (a)	14,501	5,676,416
Five9, Inc. (a)	30,903	4,688,603
Guidewire Software, Inc. (a)	41,133	3,953,293
HubSpot, Inc. (a)	20,662	5,993,426
Intuit, Inc.	129,800	40,845,464
j2 Global, Inc. (a)	22,934	1,556,760
LivePerson, Inc. (a)	31,558	1,687,091
Manhattan Associates, Inc. (a)	31,769	2,716,249
Medallia, Inc. (a)	37,908	1,078,483
MicroStrategy, Inc. Class A (a)	3,624	605,462
Mimecast Ltd. (a)	29,579	1,130,214
MobileIron, Inc. (a)	41,763	294,011
Model N, Inc. (a)	12,421	437,592
New Relic, Inc. (a)	25,108	1,523,051
Nuance Communications, Inc. (a)	140,932	4,497,140
Nutanix, Inc. Class A (a)	90,002	2,190,649
PagerDuty, Inc. (a)	11,536	312,626
Paycom Software, Inc. (a)	24,779	9,021,786
Paylocity Holding Corp. (a)	17,236	3,197,623
Pegasystems, Inc.	19,968	2,313,892
Pluralsight, Inc. Class A (a)	51,721	812,020
PROS Holdings, Inc. (a)	20,343	573,062
PTC, Inc. (a)	54,661	4,584,965
Q2 Holdings, Inc. (a)	23,834	2,174,614
QAD, Inc. Class A	5,771	241,459
RealPage, Inc. (a)	45,764	2,548,597
RingCentral, Inc. Class A (a)	36,447	9,415,718
Salesforce.com, Inc. (a)	447,693	103,985,653

4

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
ShotSpotter, Inc. (a)	3,973	$ 116,449
Slack Technologies, Inc. Class A (a)	190,431	4,871,225
Smartsheet, Inc. Class A (a)	53,583	2,671,112
Splunk, Inc. (a)	79,141	15,673,084
Sprout Social, Inc. Class A (a)	9,527	416,330
SPS Commerce, Inc. (a)	17,252	1,476,599
SS&C Technologies Holdings, Inc.	115,384	6,833,040
SVMK, Inc. (a)	55,607	1,163,854
Synopsys, Inc. (a)	75,140	16,069,440
The Trade Desk, Inc. Class A (a)	20,382	11,545,384
Tyler Technologies, Inc. (a)	19,802	7,611,493
Upland Software, Inc. (a)	12,148	506,814
Verint Systems, Inc. (a)	31,938	1,549,632
VirnetX Holding Corp.	31,818	176,272
Workday, Inc. Class A (a)	86,675	18,212,151
Workiva, Inc. (a)	17,171	949,728
Yext, Inc. (a)	40,055	664,112
Zendesk, Inc. (a)	56,917	6,314,372
Zoom Video Communications, Inc. Class A (a)	79,045	36,432,631
		608,222,655
Systems Software – 20.4%
A10 Networks, Inc. (a)	26,379	177,795
Appian Corp. (a)	13,758	870,881
CommVault Systems, Inc. (a)	21,524	852,135
Crowdstrike Holdings, Inc. Class A (a)	70,885	8,778,398
FireEye, Inc. (a)	110,440	1,528,490
Fortinet, Inc. (a)	68,525	7,563,104
Microsoft Corp.	3,585,990	726,055,395
NortonLifelock, Inc.	278,951	5,738,022
OneSpan, Inc. (a)	15,923	349,191
Oracle Corp.	1,020,318	57,250,043
Palo Alto Networks, Inc. (a)	48,097	10,638,575
Ping Identity Holding Corp. (a)	17,856	494,433
Progress Software Corp.	22,213	807,887
Proofpoint, Inc. (a)	28,488	2,727,441
Qualys, Inc. (a)	16,455	1,445,572
Rapid7, Inc. (a)	23,749	1,470,776
SailPoint Technologies Holding, Inc. (a)	44,716	1,856,161
SecureWorks Corp. Class A (a)	3,680	38,272
ServiceNow, Inc. (a)	94,922	47,230,340
SolarWinds Corp. (a)	31,075	634,862
Tenable Holdings, Inc. (a)	27,037	922,232
Teradata Corp. (a)	55,490	1,019,351
Varonis Systems, Inc. (a)	15,670	1,810,982

	Shares	Value

VMware, Inc. Class A (a)	41,819	$ 5,383,360
Xperi Holding Corp.	54,655	677,722
Zscaler, Inc. (a)	35,454	4,812,881
Zuora, Inc. Class A (a)	48,150	463,203
		891,597,504
TOTAL SOFTWARE		1,499,820,159
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 22.6%
Technology Hardware, Storage & Peripherals – 22.6%
3D Systems Corp. (a)	59,854	340,569
Apple, Inc.	8,629,824	939,442,641
DELL Technologies, Inc. Class C (a)	119,773	7,217,521
Diebold Nixdorf, Inc. (a)	35,746	222,698
Hewlett Packard Enterprise Co.	639,012	5,521,064
HP, Inc.	711,321	12,775,325
NCR Corp. (a)	64,514	1,310,924
NetApp, Inc.	110,179	4,835,756
Pure Storage, Inc. Class A (a)	116,493	1,875,537
Seagate Technology PLC	115,124	5,505,230
Super Micro Computer, Inc. (a)	21,445	487,230
Western Digital Corp.	148,924	5,618,903
Xerox Holdings Corp.	90,311	1,569,605
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		986,723,003
TOTAL COMMON STOCKS (Cost $2,963,428,875)		4,356,553,471
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $5,904,000)	5,904,000	5,904,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $2,969,332,875)		4,362,457,471
NET OTHER ASSETS (LIABILITIES) (c) – 0.0%		1,264,763
NET ASSETS – 100.0%		$ 4,363,722,234

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $564,500 of cash collateral to cover margin requirements for futures contracts.
5

Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts	5	December 2020	$ 384,200	$ (12,442)	$ (12,442)
CME E-mini S&P Select Sector Technology Index Contracts	56	December 2020	6,243,440	(372,591)	(372,591)
Total Equity Index Contracts					$ (385,033)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
7